Net Income Per Share - Computation of Basic and Diluted Net Income/(Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		May 31, 2025	May 31, 2024	May 31, 2023
Numerator:
Net income attributable to New Oriental Education & Technology Group Inc.'s shareholders—basic (US$ in thousands)		$ 371,716	$ 309,591	$ 177,341
Net income attributable to New Oriental Education & Technology Group Inc.'s shareholders—diluted (US$ in thousands)		$ 371,518	$ 308,443	$ 173,732
Denominator
Weighted average common shares outstanding-basic		1,619,727,518	1,653,597,432	1,678,264,547
Plus: incremental weighted average common shares from assumed vesting of NES using the treasury stock method		11,409,646	15,902,520	7,367,440
Weighted average common shares outstanding-diluted		1,631,137,164	1,669,499,952	1,685,631,987
Net income/(loss) per common share
- Basic (US$)		$ 0.23	$ 0.19	$ 0.11
- Diluted (US$)	[1]	$ 0.23	$ 0.18	$ 0.1

[1]	For the year ended May 31, 2025, the Company does not have any securities that would have an anti-dilutive effect included in the computation of diluted net income per common share.